Plant and equipment (Details)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Cost:
Beginning balance		$ 5,950,228		$ 1,769,807
Additions		3,653,852		4,182,422
Adoption of IFRS 16		2,061,469
Disposals		(2,150)		(2,001)
Ending balance		11,663,399		5,950,228
Amortization:
Beginning balance		626,462		376,124
Charge for the year				250,338
Additions		1,047,649
Disposals		(1,254)
Ending balance		1,672,857		626,462
Net book value:
Plant and equipment					$ 9,990,542	$ 5,323,766
Furniture and equipment
Cost:
Beginning balance		494,487		290,843
Additions		73,691		203,644
Adoption of IFRS 16		0
Disposals		0		0
Ending balance		568,178		494,487
Amortization:
Beginning balance		230,798		188,606
Charge for the year				42,192
Additions		77,975
Disposals		0
Ending balance		308,773		230,798
Net book value:
Plant and equipment					259,405	263,689
Computer hardware and software
Cost:
Beginning balance		133,403		73,654
Additions		139,863		59,749
Adoption of IFRS 16		0
Disposals		(2,150)		0
Ending balance		271,116		133,403
Amortization:
Beginning balance		65,689		27,147
Charge for the year				38,542
Additions		65,600
Disposals		(1,254)
Ending balance		130,035		65,689
Net book value:
Plant and equipment					141,081	67,714
Vehicles
Cost:
Beginning balance		388,049		390,050
Additions		0		0
Adoption of IFRS 16		0
Disposals		0		(2,001)
Ending balance		388,049		388,049
Amortization:
Beginning balance		215,251		85,764
Charge for the year				129,487
Additions		117,326
Disposals		0
Ending balance		332,577		215,251
Net book value:
Plant and equipment					55,472	172,798
Leasehold improvements
Cost:
Beginning balance		384,341		101,200
Additions		129,327		283,141
Adoption of IFRS 16		0
Disposals		0		0
Ending balance		513,668		384,341
Amortization:
Beginning balance		114,724		74,607
Charge for the year				40,117
Additions		121,951
Disposals		0
Ending balance		236,675		114,724
Net book value:
Plant and equipment					276,993	269,617
Right-of-use assets
Cost:
Beginning balance	$ 0		$ 0
Additions	0		0
Adoption of IFRS 16	2,061,469
Disposals	0		0
Ending balance	2,061,469		0
Amortization:
Beginning balance	0		0
Charge for the year			0
Additions	664,797
Disposals	0
Ending balance	664,797		0
Net book value:
Plant and equipment	$ 1,396,672		$ 0
Production tooling and molds
Cost:
Beginning balance		4,549,948		914,060
Additions		3,310,971		3,635,888
Adoption of IFRS 16		0
Disposals		0		0
Ending balance		7,860,919		4,549,948
Amortization:
Beginning balance		0		0
Charge for the year				0
Additions		0
Disposals		0
Ending balance		$ 0		$ 0
Net book value:
Plant and equipment					$ 7,860,919	$ 4,549,948